Other Liabilities - Schedule of Other Long-Term Liabilities (Detail) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Other Liabilities Disclosure [Abstract]
Deferred revenue	$ 1,347	$ 1,572
Accrued severance pay	1,278	1,345
Other	2,742	1,481
Other long-term liabilities	$ 5,367	$ 4,398